Stockholders' Equity	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Stockholders' Equity

21. Stockholders’ Equity

Common Stock  The Company announced a $2.5 billion Share-Repurchase Program in September 2017. During 2018, the Share-Repurchase Program was ultimately expanded to $5.0 billion and extended through mid-year 2020. The Share-Repurchase Program authorizes the repurchase of the Company’s common stock in the open market or through private transactions. As of December 31, 2018, the Company had completed $3.75 billion of the Share-Repurchase Program through ASR Agreements and open-market repurchases. These transactions were accounted for as equity transactions, with all of the repurchased shares classified as treasury stock. Additionally, the receipt of these shares reduced the average number of shares of common stock outstanding used to compute both basic and diluted EPS.
During the years ended December 31, 2018 and 2017, the Company entered into and completed ASR Agreements and open-market repurchases as presented below:

millions except per-share amounts
Agreement Date	Settlement Date	Amount	Average Price per Share	Initial Shares Delivered	Additional Shares Delivered	Total Shares Delivered
ASR Agreements
October 2017	December 2017	$1,000	$48.13	15.7	5.1	20.8
January 2018	February 2018	500	58.82	7.0	1.5	8.5
March 2018	June 2018	1,441	65.28	19.1	3.0	22.1
Total ASR Agreements		2,941		41.8	9.6	51.4
Open-market repurchases
December 2017	December 2017	59	52.00	N/A	N/A	1.1
August 2018	August 2018	250	66.14	N/A	N/A	3.8
September 2018	September 2018	250	63.11	N/A	N/A	3.9
December 2018	December 2018	250	52.34	N/A	N/A	4.8
Total open-market repurchases		809				13.6
Total		$3,750	$57.69			65.0

Under each ASR Agreement, the Company paid a specific amount in cash and received an initial delivery of shares of the Company’s common stock. The initial delivery of shares represented the minimum number of shares to be repurchased under the agreement. The final number of shares delivered upon settlement of each ASR Agreement was determined with reference to the volume-weighted average price of the shares during the term of the agreement less a negotiated settlement price adjustment.

21. Stockholders’ Equity (Continued)

In September 2016, the Company completed a public offering of 40.5 million shares of its common stock at a price of $53.23 per share. Net proceeds of $2.16 billion from this equity issuance were primarily used to fund the GOM Acquisition, with the remainder used for general corporate purposes. The following summarizes the changes in the Company’s outstanding shares of common stock:

millions	2018	2017	2016
Shares of common stock issued
Shares at January 1	574	572	528
Exercise of stock options	—	—	1
Issuance of common stock	—	—	41
Issuance of restricted stock	3	2	2
Shares at December 31	577	574	572
Shares of common stock held in treasury
Shares at January 1	43	21	20
Purchase of treasury stock	43	22	—
Shares received for restricted stock vested and stock options exercised	1	—	1
Shares at December 31	87	43	21
Shares of common stock outstanding at December 31	490	531	551

Earnings Per Share  The Company’s basic earnings per share (EPS) is computed based on the average number of shares of common stock outstanding for the period and includes the effect of any participating securities and TEUs as appropriate. Diluted EPS includes the effect of the Company’s outstanding stock options, restricted stock awards, restricted stock units, and TEUs, if the inclusion of these items is dilutive. All outstanding TEUs were settled in June 2018. See Note 12—Tangible Equity Units for additional information.
The following provides a reconciliation between basic and diluted EPS attributable to common stockholders for the years ended December 31:

millions except per-share amounts	2018	2017	2016
Net income (loss)
Net income (loss) attributable to common stockholders	$615	$(456)	$(3,071)
Income (loss) effect of TEUs	(4)	(7)	(6)
Less distributions on participating securities	5	1	1
Basic	$606	$(464)	$(3,078)
Income (loss) effect of TEUs	(1)	(2)	(1)
Diluted	$605	$(466)	$(3,079)
Shares
Average number of common shares outstanding—basic	504	548	522
Average number of common shares outstanding—diluted	504	548	522
Excluded due to anti-dilutive effect	9	11	11
Net income (loss) per common share
Basic	$1.20	$(0.85)	$(5.90)
Diluted	$1.20	$(0.85)	$(5.90)
Dividends per common share	$1.05	$0.20	$0.20